Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.06%
Australia–4.13%
Corporate Travel Management Ltd.(a)	805,670	$10,180,700
Belgium–2.43%
Anheuser-Busch InBev S.A./N.V.	95,256	5,982,177
Canada–2.00%
Ritchie Bros. Auctioneers, Inc.	83,565	4,922,814
China–22.89%
Alibaba Group Holding Ltd., ADR(a)	65,300	16,575,099
Autohome, Inc., ADR	35,163	3,876,017
Focus Media Information Technology Co. Ltd., A Shares	3,453,834	5,785,612
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,305,555	11,330,422
KE Holdings, Inc., ADR(a)	38,000	2,245,800
Kuaishou Technology(a)(b)(c)	36,800	551,336
Kweichow Moutai Co. Ltd., A Shares	22,971	7,527,574
MINISO Group Holding Ltd., ADR(a)	63,500	2,000,250
Virscend Education Co. Ltd.(a)(b)	25,786,000	6,554,668
		56,446,778
Denmark–1.39%
DSV Panalpina A/S	22,000	3,431,013
Finland–2.16%
Enento Group OYJ(a)(b)	139,143	5,328,814
France–4.70%
Bureau Veritas S.A.(a)	113,142	2,975,187
Edenred	158,685	8,614,237
		11,589,424
Germany–7.25%
Eckert & Ziegler Strahlen- und Medizintechnik AG	91,865	6,122,611
Scout24 AG(b)	151,932	11,759,830
		17,882,441
Hong Kong–2.82%
AIA Group Ltd.	568,200	6,961,822
Japan–12.18%
FANUC Corp.	27,900	7,326,730
Kao Corp.	19,800	1,441,163
Shares		Value
Japan–(continued)
MISUMI Group, Inc.	37,300	$1,216,488
Pan Pacific International Holdings Corp.	85,600	1,928,204
SMC Corp.	3,900	2,367,074
SoftBank Group Corp.	98,500	7,588,414
Sony Corp.	85,200	8,153,178
		30,021,251
Luxembourg–4.05%
Eurofins Scientific SE(a)	104,030	9,996,553
Macau–5.30%
Sands China Ltd.	3,215,200	13,060,148
Netherlands–7.51%
Prosus N.V.(a)	159,301	18,508,996
South Korea–2.76%
Samsung Electronics Co. Ltd., Preference Shares	104,300	6,794,637
Spain–3.03%
Amadeus IT Group S.A.(a)	118,061	7,473,336
United Kingdom–8.46%
Auto Trader Group PLC(b)	518,477	4,003,791
Clarkson PLC	49,480	1,694,099
Howden Joinery Group PLC(a)	1,083,169	9,955,687
Liberty Global PLC, Class A(a)	158,499	3,826,166
Trainline PLC(a)(b)	246,502	1,378,674
		20,858,417
Total Common Stocks & Other Equity Interests (Cost $165,976,577)		229,439,321
Money Market Funds–7.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	6,715,301	6,715,301
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	4,788,194	4,790,109
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	7,674,630	7,674,630
Total Money Market Funds (Cost $19,180,040)		19,180,040
TOTAL INVESTMENTS IN SECURITIES—100.84% (Cost $185,156,617)		248,619,361
OTHER ASSETS LESS LIABILITIES–(0.84)%		(2,077,765)
NET ASSETS–100.00%		$246,541,596

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $29,577,113, which represented 12.00% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,062,975	$8,029,920	$(5,377,594)	$-	$-	$6,715,301	$254
Invesco Liquid Assets Portfolio, Institutional Class	2,895,665	5,735,658	(3,841,139)	234	(309)	4,790,109	581
Invesco Treasury Portfolio, Institutional Class	4,643,401	9,177,051	(6,145,822)	-	-	7,674,630	138
Total	$11,602,041	$22,942,629	$(15,364,555)	$234	$(309)	$19,180,040	$973

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,180,700	$—	$10,180,700
Belgium	—	5,982,177	—	5,982,177
Canada	4,922,814	—	—	4,922,814
China	24,697,166	31,198,276	551,336	56,446,778
Denmark	—	3,431,013	—	3,431,013
Finland	—	5,328,814	—	5,328,814
France	—	11,589,424	—	11,589,424
Germany	—	17,882,441	—	17,882,441
Hong Kong	—	6,961,822	—	6,961,822
Japan	—	30,021,251	—	30,021,251
Luxembourg	—	9,996,553	—	9,996,553
Macau	—	13,060,148	—	13,060,148
Netherlands	—	18,508,996	—	18,508,996
South Korea	—	6,794,637	—	6,794,637
Spain	—	7,473,336	—	7,473,336
United Kingdom	3,826,166	17,032,251	—	20,858,417
Money Market Funds	19,180,040	—	—	19,180,040
Total Investments	$52,626,186	$195,441,839	$551,336	$248,619,361
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Select Equity Fund